THE COMPANY AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Error Corrections and Prior Period Adjustments
The following presents a reconciliation of the impacted financial statement line items as previously reported to the restated amounts as of and for the year ended December 31, 2022 (in thousands, except share and per share data):

	Year Ended December 31, 2022
Corrected Consolidated Balance Sheet	As Previously Reported	Restatement Adjustment	As Restated
Operating lease right-of-use asset	$1,205	$(106)	$1,099
Total assets	47,593	(106)	47,487
Accrued indirect tax liabilities	—	11,534	11,534
Current portion of operating lease liability	1,317	(106)	1,211
Total current liabilities	29,972	11,428	41,400
Total liabilities	50,497	11,428	61,925
Accumulated deficit	(406,966)	(11,534)	(418,500)
Total stockholders’ deficit	(2,904)	(11,534)	(14,438)
Total liabilities and stockholders’ deficit	47,593	(106)	47,487

	Year Ended December 31, 2022
Corrected Consolidated Statement of Operations and Comprehensive Loss	As Previously Reported	Restatement Adjustment	As Restated
Revenues:
Collaboration revenue	$23,336	$160	$23,496
Total revenues	23,336	160	23,496
Loss from operations	(22,059)	160	(21,899)
Net loss from continuing operations before income tax expense	(21,868)	160	(21,708)
Net loss from continuing operations	(21,882)	160	(21,722)
Loss from discontinued operations	(7,917)	(3,945)	(11,862)
Net loss and comprehensive loss	(29,799)	(3,785)	(33,584)
Basic and diluted net loss per common share from continuing operations	(6.26)		(6.22)
Basic and diluted net loss per common share from discontinued operations	(2.27)		(3.39)
Basic and diluted net loss per common share	(8.53)		(9.61)
Shares used to compute basic and diluted net loss per common share	3,492,925		3,492,925

	Additional Paid-In Capital
Corrected Consolidated Statement of Convertible Preferred Stock and Stockholders’ Equity (Deficit)	As Previously Reported	Restatement Adjustment	As Restated
Balance, December 31, 2021	$398,739	$(720)	$398,019
Issuance costs for underwritten public offering	(720)	720	—
Balance, December 31, 2022	404,061	—	404,061

	Accumulated Deficit
	As Previously Reported	Restatement Adjustment	As Restated
Balance, December 31, 2021	$(377,167)	$(7,749)	$(384,916)
Net loss	(29,799)	(3,785)	(33,584)
Balance, December 31, 2022	(406,966)	(11,534)	(418,500)

	Total Stockholders’ Equity (Deficit)
	As Previously Reported	Restatement Adjustment	As Restated
Balance, December 31, 2021	$21,573	$(8,469)	$13,104
Issuance costs for underwritten public offering	(720)	720	—
Net loss	(29,799)	(3,785)	(33,584)
Balance, December 31, 2022	(2,904)	(11,534)	(14,438)

	Year Ended December 31, 2022
Corrected Consolidated Statement of Cash Flows	As Previously Reported	Restatement Adjustment	As Restated
Operating activities:
Net loss	$(29,799)	$(3,785)	$(33,584)
Adjustments to reconcile net loss to net cash used in operating activities:
Non-cash operating lease expense	1,082	(101)	981
Changes in assets and liabilities:
Accrued indirect tax liabilities	—	3,945	3,945
Contract liabilities	2,806	(160)	2,646
Operating lease liabilities	(1,153)	101	(1,052)